Cover	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	Simulations Plus, Inc.
Entity Central Index Key	0001023459
Entity Incorporation, State or Country Code	CA
Entity File Number	001-32046
Entity Tax Identification Number	95-4595609
Entity Address, Address Line One	42505 10th Street West
Entity Address, City or Town	Lancaster
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93534-7059
City Area Code	661
Local Phone Number	723-7723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false